Eaton Vance
Focused Growth Opportunities Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.1%
Security	Shares	Value
Broadline Retail — 7.5%
Amazon.com, Inc.(1)	47,352	$ 9,844,007
		$ 9,844,007
Capital Markets — 4.9%
Blue Owl Capital, Inc.	77,793	$ 1,846,028
S&P Global, Inc.	3,164	1,653,222
Tradeweb Markets, Inc., Class A	21,589	2,925,309
		$ 6,424,559
Commercial Services & Supplies — 2.5%
Copart, Inc.(1)	20,117	$ 1,275,217
Waste Connections, Inc.	10,716	2,062,508
		$ 3,337,725
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	2,086	$ 846,541
		$ 846,541
Consumer Staples Distribution & Retail — 4.4%
BJ's Wholesale Club Holdings, Inc.(1)	30,043	$ 2,893,141
Walmart, Inc.	31,307	2,895,898
		$ 5,789,039
Electrical Equipment — 1.9%
AMETEK, Inc.	12,569	$ 2,443,162
		$ 2,443,162
Entertainment — 3.4%
Netflix, Inc.(1)	5,066	$ 4,492,580
		$ 4,492,580
Financial Services — 1.9%
Shift4 Payments, Inc., Class A(1)(2)	21,474	$ 2,449,754
		$ 2,449,754
Ground Transportation — 1.6%
Uber Technologies, Inc.(1)	29,216	$ 2,102,383
		$ 2,102,383
Security	Shares	Value
Health Care Equipment & Supplies — 1.4%
Intuitive Surgical, Inc.(1)	3,378	$ 1,830,876
		$ 1,830,876
Health Care Providers & Services — 1.4%
UnitedHealth Group, Inc.	3,076	$ 1,876,975
		$ 1,876,975
Interactive Media & Services — 10.4%
Alphabet, Inc., Class C	46,864	$ 7,989,844
Meta Platforms, Inc., Class A	9,885	5,677,153
		$ 13,666,997
IT Services — 1.7%
Gartner, Inc.(1)	4,195	$ 2,172,716
		$ 2,172,716
Life Sciences Tools & Services — 1.3%
Thermo Fisher Scientific, Inc.	3,137	$ 1,661,449
		$ 1,661,449
Pharmaceuticals — 3.1%
Eli Lilly & Co.	5,028	$ 3,999,020
		$ 3,999,020
Professional Services — 1.9%
TransUnion	24,851	$ 2,522,377
		$ 2,522,377
Real Estate Management & Development — 0.8%
FirstService Corp.	5,170	$ 1,003,962
		$ 1,003,962
Semiconductors & Semiconductor Equipment — 17.4%
Analog Devices, Inc.	3,900	$ 850,395
Broadcom, Inc.	20,872	3,382,934
Lam Research Corp.	30,727	2,270,111
NVIDIA Corp.	117,984	16,311,288
		$ 22,814,728
Software — 18.1%
Adobe, Inc.(1)	5,007	$ 2,583,262
Fair Isaac Corp.(1)	1,425	3,384,418
Fortinet, Inc.(1)	18,940	1,800,247
Intuit, Inc.	3,788	2,430,873

Eaton Vance
Focused Growth Opportunities Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Microsoft Corp.	29,251	$ 12,386,628
Nutanix, Inc., Class A(1)	17,919	1,169,752
		$ 23,755,180
Specialty Retail — 4.0%
Burlington Stores, Inc.(1)	5,718	$ 1,611,790
TJX Cos., Inc.	29,276	3,679,700
		$ 5,291,490
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc.	49,401	$ 11,724,339
		$ 11,724,339
Total Common Stocks (identified cost $54,621,760)		$130,049,859

Short-Term Investments — 1.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.58%(3)	1,345,903	$ 1,345,903
Total Short-Term Investments (identified cost $1,345,903)		$ 1,345,903
Total Investments — 100.1% (identified cost $55,967,663)		$131,395,762
Other Assets, Less Liabilities — (0.1)%		$ (130,301)
Net Assets — 100.0%		$131,265,461
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at November 30, 2024. The aggregate market value of securities on loan at November 30, 2024 was $1,910,954 and the total market value of the collateral received by the Fund was $1,964,468, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2024.

The Fund did not have any open derivative instruments at November 30, 2024.
Affiliated Investments
At November 30, 2024, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,345,903, which represents 1.0% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,434,718	$12,867,618	$(13,956,433)	$ —	$ —	$1,345,903	$111,834	1,345,903
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Focused Growth Opportunities Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$130,049,859*	$ —	$ —	$130,049,859
Short-Term Investments	1,345,903	—	—	1,345,903
Total Investments	$131,395,762	$ —	$ —	$131,395,762
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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